Non-Redeemable Convertible Notes (Narrative) (Details2) - Non-Redeemable Convertible Notes [Member] - USD ($)			3 Months Ended		9 Months Ended
	Sep. 30, 2019	Jan. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Side Letter Agreement With Stuart Turk [Member]
Debt Instrument [Line Items]
Debt description		On January 31, 2019, the Company entered into a Side Letter Agreement (“Note”) with Stuart Turk to amend and add certain terms to unsecured, non-interest bearing, due on demand notes payable totaling $106,968 issued by the Company during the period of January 3, 2018 to December 28, 2018.
Debt carrying value	$ 122,469	$ 106,968	$ 122,469		$ 122,469		$ 0
Debt issue price		106,968
Debt face value	$ 128,362	$ 128,362	128,362		128,362
Debt maturity date	Dec. 31, 2021	Dec. 31, 2019
Debt conversion price per share		$ 0.0001
Debt instrument collateral		The Note allows for the lender to secure a portion of the Company assets up to 200% of the face value of the Note.
Debt payment terms		If the Note is not paid on the maturity date, the outstanding face amount of the Note shall increase by 20% on January 1, 2022. The outstanding face value of the Note shall increase by another 20% on January 1, 2023 and again on each one year anniversary of the Note until the Note has been paid in full.
Interest expense			5,893	$ 0	15,501	$ 0
Unamortized discount	$ 5,893		5,893		5,893
Side Letter Agreement With The Cellular Connection Ltd. [Member]
Debt Instrument [Line Items]
Debt description		On January 31, 2019, the Company entered into a Side Letter Agreement (“Note”) with The Cellular Connection Ltd. to amend and add certain terms to unsecured, non-interest bearing, due on demand notes payable totaling $20,885 issued by the Company during the period of January 23, 2018 to October 16, 2018.
Debt carrying value	23,921	$ 20,885	23,921		23,921		$ 0
Debt issue price		20,885
Debt face value	$ 25,062	$ 25,062	25,062		25,062
Debt maturity date	Dec. 31, 2021	Dec. 31, 2019
Debt conversion price per share		$ 0.0001
Debt instrument collateral		The Note allows for the lender to secure a portion of the Company assets up to 200% of the face value of the Note.
Debt payment terms		If the Note is not paid on the maturity date, the outstanding face amount of the Note shall increase by 20% on January 1, 2022. The outstanding face value of the Note shall increase by another 20% on January 1, 2023 and again on each one year anniversary of the Note until the Note has been paid in full.
Interest expense			1,154	$ 0	3,036	$ 0
Unamortized discount	$ 1,141		$ 1,141		$ 1,141